Description of the Plan - Vesting (Details) - Metropolitan Commercial Bank 401(k) Plan	12 Months Ended
Dec. 31, 2025
0 - 1
Description of the Plan
Vested Percentage	0.00%
1 - 2
Description of the Plan
Vested Percentage	33.33%
2 - 3
Description of the Plan
Vested Percentage	66.67%
3 or more
Description of the Plan
Vested Percentage	100.00%